Note 6 - Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about cost of sales [text block]
	Year Ended December 31,
	2020	2019
Consumables and materials	$36,760	$45,947
Labour costs	103,075	118,229
Energy	25,075	35,135
Other costs	11,275	13,243
Production costs	$176,185	$212,554
Transportation and other selling costs	2,288	2,735
Workers participation costs	14,245	9,036
Environmental duties and royalties	2,010	1,438
Inventory changes	(423)	3,459
Cost recovery related to Republic Metals Refining Corp. bankruptcy (1)	—	(1,600)
Standby Costs (2)	—	2,879
Restructuring costs (3)	—	1,645
Cost of Sales	$194,305	$232,146

Cost of Sales - Standby Costs (4)	$10,112	$—